Operating expenses - Disclosure of sales and marketing expenses (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of attribution of expenses by nature to their function [line items]
Operating expenses	€ 48,194	€ 45,857
Sales and marketing expenses
Disclosure of attribution of expenses by nature to their function [line items]
Personnel costs	470	1,090
Consulting and professional fees	218	546
Other sales and marketing expenses	172	342
Operating expenses	€ 860	€ 1,977